Concentrations (Details) - Concentrations (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)	$ 246,248	$ 316,177	$ 176,608	$ 20,158	$ 73,233	$ 37,906	$ 89,088	$ 44,905	$ 351,032	$ 424,735	$ 93,391	$ 586,176	$ 522,931
Customer A [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)	125,000									208,333
Revenues from Customers, Percentage	51.00%									49.00%
Customer A [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)												146,000
Revenues from Customers, Percentage												25.00%
Customer B [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)	77,519									161,242
Revenues from Customers, Percentage	31.00%									38.00%
Customer B [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)												131,465	628
Revenues from Customers, Percentage												22.00%	0.00%
Customer C [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)	26,870									26,870
Revenues from Customers, Percentage	11.00%									6.00%
Customer C [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)												124,473
Revenues from Customers, Percentage												21.00%
Customer D [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)				7,650							7,650
Revenues from Customers, Percentage				38.00%							8.00%
Customer D [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)													269,609
Revenues from Customers, Percentage													52.00%
Customer E [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)				4,229							9,251
Revenues from Customers, Percentage				21.00%							10.00%
Customer E [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)													66,750
Revenues from Customers, Percentage													13.00%
Customer F [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)				3,750							16,475
Revenues from Customers, Percentage				19.00%							18.00%
Customer F [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)												19,185	57,492
Revenues from Customers, Percentage												3.00%	11.00%
Customer G [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)				2,819							2,819
Revenues from Customers, Percentage				14.00%							3.00%
Customer G [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)													2,975
Revenues from Customers, Percentage													1.00%
Customer H [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)											27,754
Revenues from Customers, Percentage											30.00%
Customer I [Member] | Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Amount (in Dollars)											$ 15,000
Revenues from Customers, Percentage											16.00%
Customer Concentration Risk [Member] | Sales [Member]
Concentration Risk [Line Items]
Revenues from Customers, Percentage										10.00%